Allowance for Loan Losses - Schedule of Changes in Amortized Yield for PCI Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Roll Forward
Balance at beginning of period	$ 336	$ 15
Acquisition of PCI loans	0	334
Accretion	(164)	(13)
Transfers from non-accretable to accretable	83
Balance at end of period	$ 255	$ 336